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                             ARIEL INVESTMENT TRUST
                      CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned on behalf of Ariel Investment Trust (f/k/a Ariel Growth Fund) (the "Registrant") hereby certifies that the form of Prospectuses and Statement of Additional Information, each dated February 1, 2002, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement on Form N-1A. The text of such amendment to the registration statement was filed electronically.

Dated: February 5, 2002

Ariel Investment Trust

By:      /s/ Roxanne Ward
   ---------------------------------
         Roxanne Ward, Secretary